CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Assets including amounts of the consolidated variable interest entities (the "VIEs") and consolidated assets backed financing entities ("ABFE") (Note 2):
Cash and cash equivalents	$ 378,530	¥ 2,469,909	¥ 3,198,086
Restricted cash	36,358	237,239	71,056
Accounts receivable (net of allowance of RMB2,461 and RMB7,361 as of December 31, 2019 and 2020, respectively)	18,811	122,742	3,398
Contract assets, net (net of allowance of RMB1,515,627 and RMB467,306 as of December 31, 2019 and 2020, respectively)	114,969	750,174	2,398,685
Contract cost	10,043	65,529	160,003
Prepaid expenses and other assets	42,697	278,591	1,333,221
Loans at fair value	29,449	192,156	418,492
Financing receivables (net of allowance of nil and RMB32,975 as of December 31, 2019 and 2020, respectively)	192,106	1,253,494	29,612
Amounts due from related parties	135,480	884,006	988,853
Held-to-maturity investments	504	3,286	6,627
Available-for-sale investments	26,899	175,515	460,991
Property, equipment and software, net	22,558	147,193	195,855
Deferred tax assets	2,566	16,745	45,407
Right-of-use assets	16,195	105,674	334,134
Total assets	1,027,165	6,702,253	9,644,420
Liabilities including amounts of the consolidated variable interest entities (the "VIEs") and the consolidated ABFE without recourse to the Company (Note 2):
Accounts payable	1,517	9,903	43,583
Amounts due to related parties	148,706	970,309	106,645
Deferred revenue	7,801	50,899	358,203
Payable to investors at fair value	8,065	52,623
Accrued expenses and other liabilities	185,275	1,208,915	2,324,552
Secured borrowings	76,705	500,500	18,590
Refund liabilities	1,662	10,845	1,801,535
Deferred tax liabilities	5,937	38,741	218,888
Lease liabilities	12,545	81,854	282,334
Total liabilities	448,213	2,924,589	5,154,330
Commitments and Contingencies (Note 18)
Equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 186,332,444 and 187,569,640 shares issued as of December 31, 2019 and 2020, respectively; 185,595,072 and 167,965,710 shares outstanding as of December 31, 2019 and 2020, respectively)	19	121	121
Treasury stock (737,372 and 1,043,930 shares as of December 31, 2019 and 2020, respectively)	(6,153)	(40,147)	(37,097)
Additional paid-in capital	775,199	5,058,176	5,038,691
Accumulated other comprehensive income	2,622	17,108	21,855
Accumulated deficit	(192,735)	(1,257,594)	(533,480)
Total equity	578,952	3,777,664	4,490,090
Total liabilities and equity	$ 1,027,165	¥ 6,702,253	¥ 9,644,420